Schedule of Activity for Non-Vested Stock Options (Details)	12 Months Ended
Mar. 31, 2026 ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of options, non-vested, beginning balance	226,800
Weighted-average grant-date fair value per option, beginning balance | ¥ / shares	¥ 72.2
Options, vested	(226,800)
Weighted-average grant-date fair value per option, vested | ¥ / shares	¥ 72.2
Number of options, non-vested, ending balance